Nature of Operations	3 Months Ended
Mar. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations
1.	Nature of Operations

Description of the Business

The Company was incorporated on March 15, 2000 in California and reincorporated as a Delaware corporation in September 2001 under the name KaloBios Pharmaceuticals, Inc. Effective August 7, 2017, the Company changed its legal name to Humanigen, Inc. During February 2018, the Company completed the restructuring transactions announced in December 2017 and continued its transformation into a clinical-stage biopharmaceutical company by further developing its clinical stage immuno-oncology and immunology portfolio of monoclonal antibodies. The Company is currently focused on developing its novel human granulocyte-macrophage colony-stimulating factor (“GM-CSF”) neutralization and gene-knockout platforms and its portfolio of next-generation cell and gene therapies.

The Company’s lead product candidate is lenzilumab, a proprietary Humaneered® monoclonal antibody (a biologic) that has been demonstrated to neutralize a naturally occurring inflammatory factor (GM-CSF). GM-CSF is a cytokine which acts directly on myeloid cells to cause expansion, activation, and to initiate and promote the production of other chemokines, including MCP-1, MIP-1a, and IP-10, and cytokines, including TNFa, IL-6 and IL-1 as part of the body’s immune response. GM-CSF is thought of as a communication conduit between the innate and adaptive immune systems. Once initiated, the inflammatory cascade in certain cases may quickly evolve into a self-perpetuating “storm” as the production of chemokines increases expansion and trafficking of myeloid cells. This, in turn, leads to abnormally high levels of inflammatory cytokines, endothelial activation, vascular permeability, disseminated intravascular coagulation, and neurologic inflammation. This “cytokine storm” is frequently referred to as cytokine release syndrome, or CRS. The neutralization of GM-CSF has been shown to prevent and potentially treat cytokine storm through a decrease in levels of IL-6, MCP-1, MIP1a, IP-10, VEGF, TNFα and other factors and reduce levels of inflammatory myeloid cells. Reduction of these factors demonstrates that GM-CSF is a critical upstream and early regulator of many inflammatory cytokines known to be important in the pathophysiology of CRS (Sterner RM et al. Blood 2019. 133(7): 697–709).

During 2019 and throughout the early portion of the first quarter of 2020, the Company continued to pursue its anti-GM-CSF programs to prevent or reduce the serious and potentially life-threatening side effects associated with chimeric antigen receptor T-cell (“CAR-T”) therapy and to prevent or treat graft-versus-host disease (“GvHD”) in patients undergoing allogeneic hematopoietic stem cell transplantation (“HSCT”). In collaboration with Kite Pharmaceuticals, Inc., a Gilead company (“Kite or the “Kite Collaboration”), the Company seeks to study the effect of lenzilumab on the safety of Yescarta®, axicabtagene ciloleucel (“Yescarta”), Kite’s FDA-approved CAR-T therapy. A clinical trial is underway to measure the effect of lenzilumab in reducing CRS and neurotoxicity (NT), with a secondary endpoint of increased efficacy of Yescarta.

The recent coronavirus pandemic, which is due to the SARS-CoV-2 virus and leads to the condition referred to as COVID-19, is frequently characterized in the later and sometimes fatal stages by severe, progressive viral pneumonia that can progress to acute respiratory distress syndrome (“ARDS”), respiratory failure and death. Recent publications indicate that ARDS in this setting is caused by the body’s autoimmune response to CRS. Published data point to GM-CSF being a key triggering cytokine, with elevated levels especially in those patients who transition to the Intensive Care Unit (“ICU”).

In response to this published data indicating that GM-CSF inhibition may play a role in treating patients with COVID-19, the Company is developing lenzilumab in COVID-19 in a Phase III potential registration study. The Company has commenced enrollment in a multicenter randomized, placebo-controlled, double-blind clinical trial with lenzilumab for the prevention of respiratory failure and/or death in hospitalized patients with severe pneumonia associated with SARS-CoV-2 infection (Clinicaltrials.gov # NCT04351152).

The Company has generated compassionate use data with lenzilumab in patients hospitalized with severe pneumonia associated with COVID-19 and is working with stakeholders to share these data.

See Management’s Discussion and Analysis of Financial Condition and Results of Operations in Item 2 of this Quarterly Report on Form 10-Q for additional information regarding the business.

Liquidity and Going Concern

The Company has incurred significant losses since its inception in March 2000 and had an accumulated deficit of $287.4 million as of March 31, 2020. At March 31, 2020, the Company had a working capital deficit of $15.1 million. To date, none of the Company’s product candidates has been approved for sale and therefore the Company has not generated any revenue from product sales. Management expects operating losses to continue for the foreseeable future. The Company will require additional financing in order to meet its anticipated cash flow needs, which are expected to increase as the Company’s clinical trial activities accelerate during the next twelve months. As a result, the Company will continue to require additional capital through equity offerings, debt financing and/or payments under new or existing licensing or collaboration agreements. If sufficient funds are not available on acceptable terms when needed, the Company could be required to significantly reduce its operating expenses and delay, reduce the scope of, or eliminate one or more of its development programs. The Company’s ability to access capital when needed is not assured and, if not achieved on a timely basis, could materially harm its business, financial condition and results of operations. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The Condensed Consolidated Financial Statements for the three months ended March 31, 2020 were prepared on the basis of a going concern, which contemplates that the Company will be able to realize assets and discharge liabilities in the normal course of business. The ability of the Company to meet its total liabilities of $16.7 million at March 31, 2020 and to continue as a going concern is dependent upon the availability of future funding. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Basis of Presentation

The accompanying interim unaudited Condensed Consolidated Financial Statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information and on a basis consistent with the annual consolidated financial statements and include all adjustments necessary for the presentation of the Company’s condensed consolidated financial position, results of operations and cash flows for the periods presented. The Condensed Consolidated Financial Statements include the accounts of the Company and its wholly owned subsidiaries. These financial statements have been prepared on a basis that assumes that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The December 31, 2019 Condensed Consolidated Balance Sheet was derived from the audited financial statements but does not include all disclosures required by U.S. GAAP. These interim financial results are not necessarily indicative of the results to be expected for the year ending December 31, 2020, or for any other future annual or interim period. The accompanying unaudited Condensed Consolidated Financial Statements should be read in conjunction with the audited consolidated financial statements and the related notes thereto included in the Company’s 2019 Form 10-K.

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the Condensed Consolidated Financial Statements and accompanying notes. Actual results could differ materially from those estimates. The Company believes judgment is involved in determining the valuation of the fair value-based measurement of stock-based compensation and warrant valuations. The Company evaluates its estimates and assumptions as facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ from these estimates and assumptions, and those differences could be material to the Condensed Consolidated Financial Statements.

Certain prior year amounts have been reclassified to conform to the current year presentation. Such reclassifications had no effect on prior years’ Net loss or Stockholders’ deficit.